Long-Term Convertible Debt, net of debt discount (Details Narrative) - Scienture Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term debt	$ 1,734,661	$ 1,625,117
Debt interest rate percentage	8.00%	8.00%	2.00%
Interest expense		$ 152,423	$ 76,705
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term debt				$ 2,000,000
Debt prime rate percentage		7.00%
Debt interest rate percentage	15.50%	15.50%
Interest expense		$ 95,583
Debt diluted valuation	$ 60,000,000	$ 60,000,000
Number of warrant to purchase	509,014	509,014
Fair value adjustment of warrants	$ 444,260	$ 444,260
Debt discount interest expense	$ 109,544	$ 69,377